Volkswagen Auto Loan Enhanced Trust 2011-1	Exhibit 99.1 Amended
MONTHLY SERVICER CERTIFICATE
For the collection period ended 8-31-2013	PAGE 1

A.	DATES

		Begin	End	# days
1	Determination Date		9/18/2013
2	Payment Date		9/20/2013
3	Collection Period	7/28/2013	8/31/2013	35
4	Monthly Interest Period - Actual/360	8/20/2013	9/19/2013	31
5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	300,000,000.00	—	—	—	—
7	Class A-2 Notes	475,000,000.00	—	—	—	—
8	Class A-3 Notes	462,000,000.00	172,920,610.84	32,644,044.75	140,276,566.09	0.3036289
9	Class A-4 Notes	263,000,000.00	263,000,000.00	—	263,000,000.00	1.0000000

10	Total Securities	$1,500,000,000.00	$435,920,610.84	$32,644,044.75	$403,276,566.09

11	Overcollateralization	54,404,202.56	54,404,202.56		54,404,202.56

12	Adjusted Pool Balance	$1,554,404,202.56	$490,324,813.40	$32,644,044.75	$457,680,768.65

13	YSOC	114,459,307.83	30,750,715.12		28,825,904.84

14	Net Pool Balance	$1,668,863,510.39	$521,075,528.52	$32,644,044.75	$486,506,673.49

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.2883%	—	—	—	—
16	Class A-2 Notes	0.6700%	—	—	—	—
17	Class A-3 Notes	1.2200%	175,802.62	0.3805252	32,819,847.37	71.0386307
18	Class A-4 Notes	1.9800%	433,950.00	1.6500000	433,950.00	1.6500000

	Total Securities		609,752.62		33,253,797.37

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received	20,961,098.78
20	Scheduled Interest Payments Received	1,344,806.62
21	Prepayments of Principal Received	98,616.70
22	Liquidation Proceeds	13,055,633.41
23	Recoveries Received	225,443.55
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	35,685,599.06

26	Repurchased Receivables	—
27	Reserve Account Excess Amount (Item 88)	248.18

28	Total Available Funds, prior to Servicer Advances	35,685,847.24

29	Servicer Advance (Item 71)	—

30	Total Available Funds + Servicer Advance	35,685,847.24

31	Reserve Account Draw Amount (Item 74)	—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	35,685,847.24

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)	—
34	Servicing Fees (Item 41)	434,229.61
35	Class A Noteholder Interest (Item 50)	609,752.62
36	Principal Distribution Amount (Item 75)	32,644,044.75
37	Amount Paid to Reserve Account to Reach Specified Balance	—
38	Other Amounts Paid to Trustees	—
39	Certificateholders Principal Distribution Amount	—

40	Remaining Funds to Seller	1,997,820.26

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	434,229.61	—	434,229.61

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	175,802.62	—	175,802.62
45	Class A-4 Interest	433,950.00	—	433,950.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	609,752.62	—	609,752.62

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			490,324,813.40
52	Beginning Net Pool Balance		521,075,528.52
53	Receipts of Scheduled Principal		(20,961,098.78)
54	Receipts of Prepaid Principal		(98,616.70)
55	Liquidation Proceeds		(13,055,633.41)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(453,506.14)

59	Ending Net Pool Balance		486,506,673.49
60	Yield Supplement Overcollateralization Amount		28,825,904.84

61	Adjusted Pool Balance		457,680,768.65
62	Less: Adjusted Pool Balance - End of Collection Period			457,680,768.65

63	Calculated Principal Distribution Amount			32,644,044.75

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			35,685,847.24
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			434,229.61
67	Less: Interest Paid to Noteholders (Item 35)			609,752.62
68	Less: Calculated Principal Distribution (Item 63)			32,644,044.75

69	Equals: Remaining Available Funds before Servicer Advance			1,997,820.26
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			1,997,820.26
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			32,644,044.75

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,772,021.01, and (b) the aggregate note balance)			7,772,021.01
81	Initial Reserve Account Balance			1,554,404.20
82	Beginning Reserve Account Balance			7,772,021.01
83	Plus: Net Investment Income for the Collection Period			248.18

84	Subtotal: Reserve Fund Available for Distribution			7,772,269.19
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			7,772,269.19
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			248.18

89	Equals: Ending Reserve Account Balance			7,772,021.01

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,668,863,510	486,506,673
92	Number of Current Contracts		72,760	44,275
93	Weighted Average Loan Rate		3.00%	2.73%
94	Average Remaining Term		57.2	29.2
95	Average Original Term		62.3	64.4
96	Monthly Prepayment Rate			1.41%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		28	453,506.14
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			225,443.55

100	Net Principal Losses for Current Collection Period		28	228,062.59

101	Beginning Net Principal Losses		786	8,347,317.38
102	Net Principal Losses for Current Collection Period		28	228,062.59

103	Cumulative Net Principal Losses		814	8,575,379.97

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,668,863,510.39)			0.51%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
105	Current	98.97%	43,914	481,497,029.58
106	31 - 60 Days Delinquent	0.89%	313	4,315,605.43
107	61 - 90 Days Delinquent	0.14%	48	694,038.48

108	Total	100.00%	44,275	486,506,673.49

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month